Note 14 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Officers [Member]
Statement Line Items [Line Items]
Salaries and short-term employee benefits	$ 1,605	$ 1,543	$ 1,457
Stock-based compensation	371	1,191	1,871
	1,976	2,734	3,328
Directors [Member]
Statement Line Items [Line Items]
Stock-based compensation	128	157	273
	368	397	512
Directors’ fees	$ 240	$ 240	$ 239